Circle Reserve Fund - Summary of Financial Information of the Circle Reserve Fund (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Jun. 30, 2025
Schedule of Equity Method Investments [Line Items]
Total assets	$ 45,834,409		$ 25,996,583		$ 64,153,508
Total liabilities	44,124,115		24,525,852		$ 61,782,677
Circle Reserve Fund [Member]
Schedule of Equity Method Investments [Line Items]
Total assets	30,567,886	[1]	23,595,866	[2]
Total liabilities	129,015	[1]	107,939	[2]
Total investment income	1,460,787	[1]	1,173,135	[2]
Net increase in net assets resulting from operations	$ 1,437,053	[1]	$ 1,151,901	[2]

[1]	Summarized financial information is as of October 31, 2024 and for the fiscal year then ended.
[2]	Summarized financial information is as of October 31, 2023 and for the period from November 3, 2022 through October 31, 2023. Circle Reserve Fund commenced operations on November 3, 2022.